As filed with the Securities and Exchange Commission on November
24, 2008

                                     File Nos. 002-94222
                                               811-04149

            SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C. 20549

                         FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No. _____

    Post-Effective Amendment No. 41                (X)

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 42                               (X)

                       FRANKLIN TAX-FREE TRUST
       (Exact Name of Registrant as Specified in Charter)

         ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 1, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's prospectus and statements of additional
information dated July 1, 2008, as filed with the Securities and
Exchange Commission ("SEC") under Form Type 485BPOS on June 27,
2008 (Accession number 0000757010-08-000027), are hereby
incorporated by reference. (File Nos. 002-94222 and 811-04149.)
The Registrant's supplement dated July 28, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on July 25, 2008 (Accession number 0000798523-08-000013), is also incorporated by reference. (File Nos. 002-94222 and 811-
04149.)

The Registrant's supplement dated September 19, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form
Type 497 on September 23, 2008 (Accession number 0001124459-08-
000043), is also incorporated by reference. (File Nos. 002-
94222 and 811-04149.)

The Registrant's supplement dated October 30, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form
Type 497 on October 29, 2008 (Accession number 0000225375-08-
000037), is also incorporated by reference. (File Nos. 002-
94222 and 811-04149.)

TF3 P-1

AMENDMENT DATED DECEMBER 1, 2008
TO THE PROSPECTUS DATED JULY 1, 2008
OF
FRANKLIN TAX-FREE TRUST

     (Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund)

The prospectus is amended as follows:

I. As of December 1, 2008, the Franklin Federal Intermediate-Term Tax-Free Income Fund (Federal Intermediate-Term Fund) will offer three classes of shares, Class A, Class C and Advisor Class.

II. For Federal Intermediate-Term Fund, the sections entitled “Performance – Class A Annual Total Returns,” “Performance - Average Annual Total Returns,” and “Fees and Expenses,” beginning on page 15 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS1

Best Quarter:	Q3 ’02	4.14%
Worst Quarter:	Q2 ’04	-2.45%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2007
	1 Year	5 Years	10 Years

Federal Intermediate-Term Fund - Class A2
Return Before Taxes	0.95%	3.23%	4.16%
Return After Taxes on Distributions	0.95%	3.23%	4.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.91%	3.30%	4.16%
Lehman Brothers Municipal Bond Index[3]	4.29%	4.31%	5.21%
(index reflects no deduction for fees, expenses, or taxes)

			Since
			Inception
		1 Year	(7/1/03)

Federal Intermediate Term-Fund - Class C2		1.68%	2.62%
Lehman Brothers Municipal Bond Index[3]		4.29%	3.81%

	1 Year	5 Years	10 Years

Federal Intermediate-Term Fund – Advisor Class[4]	3.25%	3.70%	4.40%
Lehman Brothers Municipal Bond Index[3]	4.29%	4.31%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -2.57%.

2. Figures reflect sales charges.

3. Source: © 2008 Morningstar. The unmanaged Lehman Brothers Municipal Bond Index: 10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. It includes reinvested income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

4. Effective December 1, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to December 1, 2008, a restated figure is used based on the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after December 1, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	(fees paid directly from your investment)
			Advisor
	Class A	Class C	Class[3]

Maximum sales charge (load) as a percentage of offering price	2.25%[1]	1.00%	None
Load imposed on purchases	2.25%[1]	None	None
Maximum deferred sales charge (load)	None[2]	1.00%	None

Please see “Choosing a Share Class” for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES	(expenses deducted from Fund assets)
			Advisor
	Class A	Class C	Class[3]

Management fees[4]	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses	0.12%	0.12%	0.12%

Total annual Fund operating expenses	0.71%	1.26%	0.61%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Sales Charges – Class A” under “Choosing a Share Class”).

3. The Fund began offering Advisor Class shares on December 1, 2008. Total annual Fund operating expenses are based on the expenses for the Fund’s Class A shares for the fiscal year ended February 28, 2008.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

If you sell your shares at the end of the period:
Class A	$296[1]	$447	$611	$1,088
Class C	$228	$400	$692	$1,523
Advisor Class	$62	$195	$340	$762
If you do not sell your shares:
Class C	$128	$400	$692	$1,523

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

III. For Franklin Arizona Tax-Free Income Fund:

(a) Footnote 1 on page 12 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -5.28%.

(b) The “Financial Highlights” tables beginning on page 43 are revised to add the following:

				Advisor
Six Months Ended August 31, 2008 (unaudited)	Class A	Class B	Class C	Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.30	$10.36	$10.41	$10.64

Income from investment operations[a]:
Net investment income[b]	0.24	0.21	0.21	0.08
Net realized and unrealized gains (losses)	0.30	0.30	0.31	(0.03)

Total from investment operations	0.54	0.51	0.52	0.05

Less distributions from net investment income	(0.23)	(0.20)	(0.20)	(0.08)

Redemption fees	—[c]	—[c]	—[c]	—

Net asset value, end of period	$10.61	$10.67	$10.73	$10.61

Total return[d]	5.28%	4.96%	5.03%	0.45%
Ratios to average net assets[e]
Expenses	0.62%	1.17%	1.17%	0.52%
Net investment income	4.38%	3.83%	3.83%	4.48%
Supplemental data
Net assets, end of period (000’s)	$1,000,935	$16,777	$77,616	$5
Portfolio turnover rate	8.18%	8.18%	8.18%	8.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fFor the period July 1, 2008 (effective date) to August 31, 2008.

IV. For Franklin Colorado Tax-Free Income Fund:

(a) Footnote 1 on page 13 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -6.05%.

(b) The “Financial Highlights” tables beginning on page 46 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.14	$11.22

Income from investment operations[a]:
Net investment income[b]	0.26	0.22
Net realized and unrealized gains (losses)	0.34	0.36

Total from investment operations	0.60	0.58

Less distributions from net investment income	(0.25)	(0.22)

Redemption fees	—[c]	—[c]

Net asset value, end of period	$11.49	$11.58

Total return[d]	5.43%	5.19%
Ratios to average net assets[e]
Expenses	0.65%	1.20%
Net investment income	4.38%	3.83%
Supplemental data
Net assets, end of period (000’s)	$494,813	$71,496
Portfolio turnover rate	5.91%	5.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

V. For Franklin Connecticut Tax-Free Income Fund:

(a) Footnote 1 on page 14 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -3.99%.

(b) The “Financial Highlights” tables beginning on page 48 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.39	$10.44

Income from investment operations[a]:
Net investment income[b]	0.23	0.20
Net realized and unrealized gains (losses)	0.31	0.32

Total from investment operations	0.54	0.52

Less distributions from net investment income	(0.23)	(0.20)

Redemption fees	—[c]	—[c]

Net asset value, end of period	$10.70	$10.76

Total return[d]	5.18%	4.95%
Ratios to average net assets[e]
Expenses	0.67%	1.22%
Net investment income	4.16%	3.61%
Supplemental data
Net assets, end of period (000’s)	$362,375	$69,023
Portfolio turnover rate	2.82%	2.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

VI. For Franklin Double Tax-Free Income Fund:

(a) Footnote 1 on page 15 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -5.13%.

(b) The “Financial Highlights” tables beginning on page 50 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.10	$11.14

Income from investment operations[a]:
Net investment income[b]	0.25	0.22
Net realized and unrealized gains (losses)	0.37	0.36

Total from investment operations	0.62	0.58

Less distributions from:
Net investment income	(0.25)	(0.21)
Net realized gains	—	—

Total distributions	(0.25)	(0.21)

Redemption fees	—[c]	—[c]

Net asset value, end of period	$11.47	$11.51

Total return[d]	5.57%	5.26%
Ratios to average net assets[e]
Expenses	0.67%	1.22%
Net investment income	4.29%	3.74%
Supplemental data
Net assets, end of period (000’s)	$519,785	$80,710
Portfolio turnover rate	7.52%	7.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

VII. For Franklin Federal Intermediate-Term Tax-Free Income Fund:

The “Financial Highlights” tables beginning on page 52 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.04	$11.06

Income from investment operations[a]:
Net investment income[b]	0.22	0.19
Net realized and unrealized gains (losses)	0.28	0.28

Total from investment operations	0.50	0.47

Less distributions from net investment income	(0.21)	(0.18)

Redemption fees	—[c]	—[c]

Net asset value, end of period	$11.33	$11.35

Total return[d]	4.55%	4.24%
Ratios to average net assets[e]
Expenses	0.67%	1.22%
Net investment income	3.83%	3.28%
Supplemental data
Net assets, end of period (000’s)	$810,097	$53,392
Portfolio turnover rate	8.01%	8.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

VIII. For Franklin Federal Limited-Term Tax-Free Income Fund:

(a) Footnote 1 on page 17 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was 1.87%.

(b) The “Financial Highlights” tables beginning on page 54 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.96

Income from investment operations[a]:
Net investment income[b]	0.16
Net realized and unrealized gains (losses)	0.10

Total from investment operations	0.26

Less distributions from net investment income	(0.15)

Redemption fees	—[c]

Net asset value, end of period	$10.07

Total return[d]	2.59%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.07%
Expenses net of waiver and payments by affiliates	0.50%
Net investment income	3.13%
Supplemental data
Net assets, end of period (000’s)	$81,474
Portfolio turnover rate	7.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

IX. For Franklin High Yield Tax-Free Income Fund:

(a) Footnote 1 on page 18 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -7.06%.

(b) The “Financial Highlights” tables beginning on page 55 are revised to add the following:

				Advisor
Six Months Ended August 31, 2008 (unaudited)	Class A	Class B	Class C	Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.98	$10.05	$10.10	$10.00

Income from investment operations[a]:
Net investment income[b]	0.27	0.25	0.25	0.28
Net realized and unrealized gains (losses)	0.06	0.05	0.05	0.05

Total from investment operations	0.33	0.30	0.30	0.33

Less distributions from net investment income	(0.27)	(0.24)	(0.24)	(0.27)

Redemption fees	—[c]	—[c]	—[c]	—[c]

Net asset value, end of period	$10.04	$10.11	$10.16	$10.06

Total return[d]	3.31%	3.00%	2.98%	3.35%
Ratios to average net assets[e]
Expenses	0.61%	1.16%	1.16%	0.51%
Net investment income	5.35%	4.80%	4.80%	5.45%
Supplemental data
Net assets, end of period (000’s)	$5,029,744	$122,033	$776,415	$178,222
Portfolio turnover rate	7.88%	7.88%	7.88%	7.88%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

X. For Franklin New Jersey Tax-Free Income Fund:

(a) Footnote 1 on page 20 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -3.77%.

(b) The “Financial Highlights” tables beginning on page 59 are revised to add the following:

				Advisor
Six Months Ended August 31, 2008 (unaudited)	Class A	Class B	Class C	Class[f]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$11.52	$11.55	$11.78

Income from investment operations[a]:
Net investment income[b]	0.25	0.22	0.22	0.09
Net realized and unrealized gains (losses)	0.36	0.36	0.36	0.02

Total from investment operations	0.61	0.58	0.58	0.11

Less distributions from net investment income	(0.25)	(0.22)	(0.22)	(0.08)

Redemption fees	—[c]	—[c]	—[c]	—[c]

Net asset value, end of period	$11.81	$11.88	$11.91	$11.81

Total return[d]	5.34%	5.02%	5.00%	0.96%
Ratios to average net assets[e]
Expenses	0.62%	1.17%	1.17%	0.52%
Net investment income	4.20%	3.65%	3.65%	4.30%
Supplemental data
Net assets, end of period (000’s)	$1,191,665	$57,710	$210,152	$704
Portfolio turnover rate	2.25%	2.25%	2.25%	2.25%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fFor the period July 1, 2008 (effective date) to August 31, 2008.

XI. For Franklin Oregon Tax-Free Income Fund:

(a) Footnote 1 on page 21 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -3.75%.

(b) The “Financial Highlights” tables beginning on page 62 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.25	$11.36

Income from investment operations[a]:
Net investment income[b]	0.24	0.21
Net realized and unrealized gains (losses)	0.36	0.37

Total from investment operations	0.60	0.58

Less distributions from net investment income	(0.24)	(0.21)

Redemption fees	—[c]	—[c]

Net asset value, end of period	$11.61	$11.73

Total return[d]	5.39%	5.13%
Ratios to average net assets[e]
Expenses	0.63%	1.18%
Net investment income	4.18%	3.63%
Supplemental data
Net assets, end of period (000’s)	$801,369	$116,540
Portfolio turnover rate	1.47%	1.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

XII. For Franklin Pennsylvania Tax-Free Income Fund:

(a) Footnote 1 on page 22 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -5.66%.

(b) The “Financial Highlights” tables beginning on page 64 are revised to add the following:

Six Months Ended August 31, 2008 (unaudited)	Class A	Class B	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.82	$9.86	$9.90

Income from investment operations[a]:
Net investment income[b]	0.22	0.19	0.19
Net realized and unrealized gains (losses)	0.27	0.26	0.27

Total from investment operations	0.49	0.45	0.46

Less distributions from net investment income	(0.22)	(0.19)	(0.19)

Redemption fees	—[c]	—[c]	—[c]

Net asset value, end of period	$10.09	$10.12	$10.17

Total return[d]	4.96%	4.54%	4.62%
Ratios to average net assets[e]
Expenses	0.64%	1.19%	1.19%
Net investment income	4.31%	3.76%	3.76%
Supplemental data
Net assets, end of period (000’s)	$839,270	$35,551	$132,795
Portfolio turnover rate	4.47%	4.47%	4.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

Please keep this supplement for future reference.

TF3 SA-1

AMENDMENT DATED DECEMBER 1, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2008
OF
FRANKLIN TAX-FREE TRUST

(Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund)

The statement of additional information is amended as follows:

I. As of December 1, 2008, the Franklin Federal Intermediate-Term Tax-Free Income Fund (Federal Intermediate-Term Fund) will offer three classes of shares, Class A, Class C and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds’ Annual Report to Shareholders, for the fiscal year ended February 28, 2008, and the unaudited financial statements in the Funds’ Semiannual Report to Shareholders for the period ended August 31, 2008, are incorporated by reference (are legally a part of this SAI).

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 28 is replaced with the following:

The High Yield Fund, Arizona Fund and New Jersey Fund currently offer four classes of shares, Class A, Class B, Class C and Advisor Class. The Pennsylvania Fund currently offers three classes of shares, Class A, Class B and Class C. The Colorado, Connecticut, Double Tax-Free, and Oregon Funds currently offer two classes of shares, Class A and Class C. The Federal Intermediate-Term Fund offers three classes of shares, Class A, Class B and Advisor Class. The Federal Limited-Term Fund offers only one share class. Shares of the Fund are considered Class A shares for redemption, exchange and other purposes. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Arizona and New Jersey Funds began offering Advisor Class shares on July 1, 2008. The Federal Intermediate-Term Fund began offering Advisor Class shares on December 1, 2008. The full title of each class is:

  Franklin Arizona Tax-Free Income Fund - Class A
  Franklin Arizona Tax-Free Income Fund - Class B
  Franklin Arizona Tax-Free Income Fund - Class C
  Franklin Arizona Tax-Free Income Fund - Advisor Class
  Franklin Colorado Tax-Free Income Fund - Class A
  Franklin Colorado Tax-Free Income Fund - Class C
  Franklin Connecticut Tax-Free Income Fund - Class A
  Franklin Connecticut Tax-Free Income Fund - Class C
  Franklin Double Tax-Free Income Fund - Class A
  Franklin Double Tax-Free Income Fund - Class C
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C
  Franklin Federal Intermediate-Term Tax-Free Income Fund - Advisor Class
  Franklin Federal Limited-Term Tax-Free Income Fund
  Franklin High Yield Tax-Free Income Fund - Class A
  Franklin High Yield Tax-Free Income Fund - Class B
  Franklin High Yield Tax-Free Income Fund - Class C
  Franklin High Yield Tax-Free Income Fund - Advisor Class
  Franklin New Jersey Tax-Free Income Fund - Class A
  Franklin New Jersey Tax-Free Income Fund - Class B
  Franklin New Jersey Tax-Free Income Fund - Class C
  Franklin New Jersey Tax-Free Income Fund - Advisor Class
  Franklin Oregon Tax-Free Income Fund - Class A
  Franklin Oregon Tax-Free Income Fund - Class C
  Franklin Pennsylvania Tax-Free Income Fund - Class A
  Franklin Pennsylvania Tax-Free Income Fund - Class B
  Franklin Pennsylvania Tax-Free Income Fund - Class C

IV. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 28 is replaced with the following:

As of November 3, 2008, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Arizona Fund
Franklin Advisers Inc.[1]	Advisor Class	100.00
One Franklin Parkway
San Mateo, CA 94403-1906

New Jersey Fund
Kerner Living Trust	Advisor Class	8.94
Samuel R. Kerner
Or Clair Kerner Trustee
636 Terhune Road
Ridgewood, NJ 07450-2016

Barbara Gormley	Advisor Class	8.48
and Scott P. Gormley JT Ten
3 Jennings Court
Freehold, NJ 07728-4320

Daniel T. O’Lear	Advisor Class	36.72
37 Jarombeck Drive
Towaco, NJ 07082-1441

1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers’ shares of the Fund.

V. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 28 is replaced with the following:

As of November 3, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

Please keep this supplement for future reference.

                 FRANKLIN TAX-FREE TRUST
                   FILE NOS. 002-94222
                       & 811-04149
                        FORM N-1A
                          PART C
                    Other Information

Item 23. Exhibits.

     The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

         (i)  Agreement and Declaration of Trust of Franklin
              Tax-Free Trust, a Delaware statutory trust, dated
              October 18, 2006
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2007

         (ii) Certificate of Trust of Franklin Tax-Free Trust,
              a Delaware Statutory Trust, dated October 18,
              2006
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2007

(b) By-laws

         (i)  By-Laws of Franklin Tax-Free Trust, a Delaware
              statutory trust effective as of October 18, 2006
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2007

(c) Instruments Defining Rights of Security Holders

              Not Applicable

(d) Investment Advisory Contracts

         (i)  Investment Management Agreement dated July 2,
              2007 between Registrant, on behalf of the
              following funds and Franklin Advisers, Inc.
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

              Franklin Alabama Tax-Free Income Fund
              Franklin Arizona Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
              Franklin Connecticut Tax-Free Income Fund
              Franklin Double Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund
              Franklin Georgia Tax-Free Income Fund
              Franklin High Yield Tax-Free Income Fund
              Franklin Kentucky Tax-Free Income Fund .
              Franklin Insured Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income
              Fund
              Franklin Michigan Insured Tax-Free Income Fund
              Franklin Minnesota Insured Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
              Franklin New Jersey Tax-Free Income Fund
              Franklin North Carolina Tax-Free Income Fund
              Franklin Ohio Insured Tax-Free Income Fund
              Franklin Oregon Tax-Free Income Fund
              Franklin Pennsylvania Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

        (ii)  Investment Management Agreement between
              Registrant, on behalf of Franklin Federal
              Limited-Term Tax-Free Income Fund and Franklin
              Advisers, Inc.
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

        (iii) Addendum dated January 1, 2008, to Investment
              Management Agreement dated July 2, 2007
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

(e) Underwriting Contracts

          (i) Distribution  Agreement between Registrant and
              Franklin/Templeton Distributors, Inc.
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

         (ii) Form of Selling Agreements between
              Franklin/Templeton Distributors, Inc., and
              Securities Dealers dated November 1, 2003
              Filing: Post-Effective Amendment No.34 to
              Registration Statement on Form N-1A
              File No. 2-94222

              Filing Date: June 28,  2004

        (iii) Amendment to form of Selling Agreements between
              Franklin/Templeton Distributors, Inc. and
              Securities Dealers dated November 1, 2003
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2007

(f) Bonus or Profit Sharing Contracts

              Not Applicable

(g) Custodian Agreements

         (i)  Master Custody Agreement between Registrant and
              The The Bank of New York Mellon Mellon dated
              February 16, 1996
              Filing: Post-Effective Amendment No. 22 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: March 14, 1996

         (ii) Amendment dated May 7, 1997 to Master Custody
              Agreement between Registrant and The The Bank of
              New York Mellon Mellon dated February 16, 1996
              Filing: Post-Effective Amendment No. 25 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: April 29, 1998

         (iii)Amendment dated February 27, 1998 to Master
              Custody Agreement between Registrant and The The
              Bank of New York Mellon Mellon dated February 16,
              1996
              Filing:  Post-Effective Amendment No. 26 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: December 23, 1998

         (iv) Amendment dated June 3, 2008 to Exhibit A of the
              Master Custody Agreement between Registrant and
              the The Bank of New York Mellon Mellon dated
              February 16, 1996
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date:  June 27, 2008

         (v)  Terminal Link Agreement  between Registrant and
              The The  Bank of New York Mellon Mellon dated
              February 16, 1996
              Filing:  Post-Effective Amendment No. 22 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: March 14, 1996

(h) Other Material Contracts

         (i)  Subcontract dated July 2, 2007 for Fund
              Administrative Services  between Franklin
              Advisers, Inc. and Franklin
              Templeton Services, LLC
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

         (ii) Fund Administration Agreement dated July 2, 2007
              between the Registrant, on behalf of Franklin
              Federal Limited-Term Tax-Free Income Fund and
              Franklin Templeton Services, LLC
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement   on Form N-1A
              File No. 002-94222
              Filing Date:  June 27, 2008

(i) Legal Opinion

         (i)  Legal Opinion dated June 27, 2007
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

(j) Other Opinions

         (i)  Consent of Independent Registered Public
              Accounting Firm
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

(k) Omitted Financial Statements

              Not Applicable

(l) Initial Capital Agreements

         (i)  Letter of Understanding dated September 21, 1992
              Filing: Post-Effective Amendment No. 21 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: April 28, 1995

         (ii) Letter of Understanding dated April 12, 1995
              Filing: Post-Effective Amendment No. 21 to
              Registration Statement on Form N-1A
              File No. 2-94222
              Filing Date: April 28, 1995

(m) Rule 12b-1 Plan

     (i)      Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Alabama Tax-Free Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

     (ii)     Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Arizona Tax-Free Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

        (iii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Colorado Tax-Free Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

        (iv)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Connecticut Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

        (v)   Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Double Tax-Free Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

        (vi)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Federal Limited-Term Tax-Free
              Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

        (vii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Federal Intermediate-Term Tax-
              Free Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (viii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Florida Tax-Free Income Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (ix)   Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Georgia  Tax-Free Income Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (x)    Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin High Yield Tax-Free Income
              Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xi)   Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Insured  Tax-Free Income Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xii)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Kentucky Tax-Free Income Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xiii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Louisiana Tax-Free Income Fund
              Filing:  Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing   Date: June 27,  2008

       (xiv)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Maryland Tax-Free Income Fund
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xv)   Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Massachusetts Insured Tax-Free
              Income Fund
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

       (xvi)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Michigan Insured Tax-Free
              Income Fund
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

       (xvii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Minnesota Insured Tax-Free
              Income Fund
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

      (xviii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Missouri Tax-Free Income Fund
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing   Date: June 27, 2008

       (xix)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin New Jersey Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No.  39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xx)   Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin North Carolina Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No.  39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xxi)  Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Ohio Insured Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No.  39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xxii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Oregon Tax-Free Income Fund
              Filing: Post-Effective Amendment No.  39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

      (xxiii) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Pennsylvania Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No.  39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,  2008

       (xxiv) Class A Distribution Plan dated July 2, 2007,
              pursuant to Rule 12b-1 between the Registrant on
              behalf of Franklin Virginia Tax-Free  Income Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

        (xxv) Class C Distribution Plan  dated July 2, 2007,
              pursuant to Rule 12b-1 on behalf of the following
              funds
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

              Franklin Alabama Tax-Free Income Fund
              Franklin Arizona Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
              Franklin Connecticut Tax-Free Income Fund
              Franklin Double Tax-Free Income Fund
              Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund
              Franklin Georgia Tax-Free Income Fund
              Franklin High Yield Tax-Free Income Fund
              Franklin Insured Tax-Free  Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
              Franklin Michigan Insured Tax-Free Income Fund
              Franklin Minnesota Insured Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
              Franklin New Jersey Tax-Free Income Fund
              Franklin North Carolina Tax-Free Income Fund
              Franklin Ohio Insured Tax-Free Income Fund
              Franklin Oregon Tax-Free Income Fund
              Franklin Pennsylvania Tax-Free Income Fund
              Franklin Texas Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

       (xxvi) Class B Distribution Plan dated July 2, 2007
              pursuant to Rule 12b-1 on behalf of the following
              funds
              Filing: Post-Effective Amendment  No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

              Franklin Arizona Tax-Free  Income Fund
              Franklin Florida Tax-Free  Income Fund
              Franklin High Yield Tax-Free Income Fund
              Franklin Insured Tax-Free Income Fund
              Franklin Michigan Insured Tax-Free Income Fund
              Franklin New Jersey Tax-Free Income Fund
              Franklin Ohio Insured Tax-Free Income Fund
              Franklin Pennsylvania Tax-Free Income

(n) Rule 18f-3 Plan

         (i)  Multiple Class Plan dated October 17, 2006, on
              behalf of the following funds
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

              Franklin Alabama Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
              Franklin Connecticut Tax-Free Income Fund
              Franklin Double Tax-Free Income Fund
              Franklin Federal Intermediate-Term Tax-Free Fund
              Franklin Georgia Tax-Free  Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income
              Fund
              Franklin Minnesota Insured Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
              Franklin North Carolina Tax-Free Income Fund
              Franklin Oregon Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

         (ii) Multiple Class Plan dated October 17,  2006, on
              behalf of the following funds
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

              Franklin Arizona Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund
              Franklin Insured Tax-Free Income Fund
              Franklin Double Tax-Free Income Fund
              Franklin Michigan Insured Tax-Free Fund
              Franklin New Jersey Tax-Free Income Fund
              Franklin Ohio Insured Tax-Free Income Fund
              Franklin Pennsylvania Tax-Free Income Fund

        (iii) Multiple Class Plan dated October 17, 2006, on
              behalf of Franklin High Yield Tax-Free Income
              Fund
              Filing: Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

         (iv) Form of   Multiple Class Plan dated April 15, 2008,
              on behalf of the following funds
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27,    2008

              Franklin Arizona Tax-Free Income Fund
              Franklin Insured Tax-Free Income Fund
              Franklin Michigan Insured Tax-Free Fund
              Franklin New Jersey Tax-Free Income Fund
              Franklin Ohio Insured Tax-Free Income Fund

         (v)  Form of Multiple Class Plan on behalf of Franklin
              Federal Intermediate-Term Tax-Free Income Fund

     (p) Code of Ethics

         (i)  Code of Ethics dated May  2008
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

     (q) Power of Attorney

         (i)  Power of Attorney dated February 25, 2008
              Filing:   Post-Effective Amendment No. 39 to
              Registration Statement on Form N-1A
              File No. 002-94222
              Filing Date: June 27, 2008

Item 24. Persons Controlled by or Under Common Control with the
Fund

             None

Item 25. Indemnification

The Agreement and Declaration of Trust (the "Declaration") of
Registrant provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties
involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or
liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the
fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover,
except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

Registrant shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any
Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be
indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to
believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the
Securities Act of 1933, as amended, may be permitted to
Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as
expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is
asserted by such Trustee, officer or controlling person in
connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or
appropriate jurisdiction the question whether such
indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment
Adviser

The officers and directors of Franklin Advisers, Inc.
(Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin
Resources, Inc., and /or (2) other investment companies in
Franklin Templeton Investments. For additional information
please see Part B and Schedules A and D of Form ADV of Advisers
(SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a
substantial nature engages in by those officers and directors during the past two years.

Item 27. Principal Underwriters

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

Item 28.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or
its shareholder services agent, Franklin Templeton Investor
Services  LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-
7313.

Item 29.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.  Undertakings

Not Applicable

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned,
thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of November, 2008.

                            FRANKLIN TAX-FREE TRUST

                            By: /s/ David P. Goss
                                David P. Goss
                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this
Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr. *        Chief Executive Officer --
Rupert H. Johnson, Jr.          Investment Management
                                Dated: November 20, 2008

Galen G. Vetter *               Chief Executive Officer --
Galen G. Vetter                 Finance and Administration
                                Dated: November 20, 2008

Laura F. Fergerson *            Chief Financial Officer and
Laura F. Fergerson              Chief Accounting Officer
                                Dated: November 20, 2008

Harris J. Ashton *              Trustee
Harris J. Ashton                Dated: November 20, 2008

Robert F. Carlson *             Trustee
Robert F. Carlson               Dated: November 20, 2008

Sam L. Ginn *                   Trustee
Sam L. Ginn                     Dated: November 20, 2008

Edith E. Holiday *              Trustee
Edith E. Holiday                Dated: November 20, 2008

Charles B. Johnson *            Trustee
Charles B. Johnson              Dated: November 20, 2008

Gregory E. Johnson *            Trustee
Gregory E. Johnson              Dated: November 20, 2008

Frank W. T. LaHaye *            Trustee
Frank W. T. LaHaye              Dated: November 20, 2008

Frank A. Olson *                Trustee
Frank A. Olson                  Dated: November 20, 2008

Larry D. Thompson *             Trustee
Larry D. Thompson               Dated: November 20, 2008

John B. Wilson *                Trustee
John B. Wilson                  Dated: November 20, 2008

 *By /s/ David P. Goss
     David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)

                FRANKLIN TAX-FREE TRUST
                REGISTRATION STATEMENT
                    EXHIBITS INDEX

EXHIBIT NO.    DESCRIPTION                              LOCATION

EX-99.a(i)     Agreement and Declaration of Trust dated   *
               October 18, 2006

EX-99.a(ii)    Certificate of Trust of Franklin Tax-      *
               Free Trust, a Delaware Statutory Trust,
               dated October 18, 2006

EX-99.b(i)     By-Laws                                    *

EX-99.d(i)     Investment Management Agreement dated      *
               July 2, 2007 between Registrant, on
               behalf of the following funds and
               Franklin Advisers, Inc.

EX-99.d(ii)    Investment Management Agreement between    *
               Registrant, on behalf of Franklin
               Federal Limited-Term Tax-Free Income
               Fund and Franklin Advisers, Inc.

EX-99.d(iii)   Addendum dated January 1, 2008 to          *
               Investment Management Agreement dated
               July 2, 2007

EX-99.e(i)     Distribution Agreement between             *
               Registrant and Franklin/Templeton
               Distributors, Inc.

EX-99.e(ii)    Forms of Selling Agreements                *
               Between Franklin/Templeton
               Distributors, Inc., and Securities
               Dealers Dated November 1, 2003

EX-99.e(iii)   Amendment to form of Selling Agreements    *
               between Franklin/Templeton Distributors,
               Inc. and Securities Dealers dated
               November 1, 2003

EX-99.g(i)     Master Custody Agreement between           *
               Registrant and The The Bank of New York
               Mellon Mellon dated February 16, 1996

EX-99.g(ii)    Amendment dated May 7, 1997 to Master      *
               Custody Agreement between Registrant and
               The The Bank of New York Mellon Mellon
               dated February 16, 1996

EX-99.g(iii)   Amendment dated February 27, 1998 to       *
               Master Custody Agreement between
               Registrant and The The Bank of New York
               Mellon Mellon dated February 16, 1996

EX-99.g(iv)    Amendment dated June 3, 2008, to Exhibit   *
               A of the Master Custody Agreement
               between Registrant and the The The Bank
               of New York Mellon Mellon dated February
               16, 1996

EX-99.g(v)     Terminal Link Agreement between            *
               Registrant and The The Bank of New York
               Mellon Mellon dated February 16, 1996

EX-99.h(i)     Subcontract dated July 2, 2007, for Fund   *
               Administrative Services between Franklin
               Advisers, Inc. and Franklin Templeton
               Services, LLC

EX-99.h(ii)    Fund Administration Agreement dated July   *
               2, 2007, between Registrant, on behalf
               of Franklin Federal Limited-Term Tax-
               Free Income Fund and Franklin Templeton
               Services, LLC

EX-99.i(i)     Opinion and Consent of Counsel dated       *
               June 27, 2007

EX-99.j(i)     Consent of Independent Registered Public   *
               Accounting Firm

EX-99.l(i)     Letter of Understanding dated              *
               September 21, 1992

EX-99.l(ii)    Letter of Understanding dated April 12,    *
               1994

EX-99.m(i)     Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Alabama
               Tax-Free Income Fund

EX-99.m(ii)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Arizona
               Tax-Free Income Fund

EX-99.m(iii)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Colorado Tax-Free Income Fund

EX-99.m(iv)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Connecticut Tax-Free Income Fund

EX-99.m(v)     Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Double
               Tax-Free Income Fund

EX-99.m(vi)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Federal
               Limited-Term Tax-Free Income Fund

EX-99.m(vii)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Federal
               Intermediate-Term Tax-Free Income Fund

EX-99.m(viii)  Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Florida
               Tax-Free Income Fund

EX-99.m(ix)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Georgia
               Tax-Free Income Fund

EX-99.m(x)     Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin High
               Yield Tax-Free Income Fund

EX-99.m(xi)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Insured
               Tax-Free Income Fund

EX-99.m(xii)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Kentucky Tax-Free Income Fund

EX-99.m(xiii)  Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Louisiana Tax-Free Income Fund

EX-99.m(xiv)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Maryland Tax-Free Income Fund

EX-99.m(xv)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Massachusetts Insured Tax-Free Income
               Fund

EX-99.m(xvi)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Michigan Insured Tax-Free Income Fund

EX-99.m(xvii)  Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Minnesota Insured Tax-Free Income Fund

EX-99.m(xviii) Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Missouri Tax-Free Income Fund

EX-99.m(xix)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin New
               Jersey Tax-Free Income Fund

EX-99.m(xx)    Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin North
               Carolina Tax-Free Income Fund

EX-99.m(xxi)   Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Ohio
               Insured Tax-Free Income Fund

EX-99.m(xxii)  Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin Oregon
               Tax-Free Income Fund

EX-99.m(xxiii) Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Pennsylvania Tax-Free Income Fund

EX-99.m(xxiv)  Class A Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 between the
               Registrant on behalf of Franklin
               Virginia Tax-Free Income Fund

EX-99.m(xxv)   Class C Distribution Plan dated July 2,    *
               2007, pursuant to Rule 12b-1 on behalf
               of Franklin Alabama Tax-Free Income
               Fund, Franklin Arizona Tax-Free Income
               Fund, Franklin Colorado Tax-Free Income
               Fund, Franklin Connecticut Tax-Free
               Income Fund, Franklin Double Tax-Free
               Income Fund, Franklin Federal
               Intermediate-Term Tax-Free Income Fund,
               Franklin Florida Tax-Free Income Fund,
               Franklin Georgia Tax-Free Income Fund,
               Franklin High Yield Tax-Free Income
               Fund, Franklin Insured Tax-Free Income
               Fund, Franklin Louisiana Tax-Free Income
               Fund, Franklin Maryland Tax-Free Income
               Fund, Franklin Massachusetts  Insured
               Tax-Free Income Fund, Franklin Michigan
               Insured Tax-Free Income Fund, Franklin
               Minnesota Insured Tax-Free Income Fund,
               Franklin Missouri Tax-Free Income Fund,
               Franklin New Jersey Tax-Free Income
               Fund, Franklin North Carolina Tax-Free
               Income Fund, Franklin Ohio Tax-Free
               Income Fund, Franklin Oregon Tax-Free
               Income Fund, Franklin Pennsylvania Tax-
               Free Income Fund, Franklin Texas Tax-
               Free Income Fund, and Franklin Virginia
               Tax-Free Income Fund

EX-99.m(xxvi)  Class B Distribution Plan pursuant to     *
               Rule 12b-1 dated July 2, 2007

EX-99.n(i)     Multiple Class Plan dated October 17,     *
               2006 on behalf of Franklin Alabama Tax-
               Free Income Fund, Franklin Colorado Tax-
               Free Income Fund, Franklin Connecticut
               Tax-Free Income Fund, Franklin Double
               Tax-Free Income Fund, Franklin Federal
               Intermediate-Term Tax-Free Fund,
               Franklin Georgia Tax-Free  Income Fund,
               Franklin Louisiana Tax-Free Income Fund,
               Franklin Maryland Tax-Free Income Fund,
               Franklin Massachusetts Insured Tax-Free
               Income Fund, Franklin Minnesota Insured
               Tax-Free Income Fund, Franklin Missouri
               Tax-Free Income Fund, Franklin North
               Carolina Tax-Free Income Fund, Franklin
               Oregon Tax-Free Income Fund, and
               Franklin Virginia Tax-Free Income Fund

EX-99.n(ii)    Multiple Class Plan dated October 17,     *
               2006 on behalf of Franklin Arizona Tax-
               Free Income Fund, Franklin Florida Tax-
               Free Income Fund, Franklin Insured Tax-
               Free Income Fund, Franklin Double Tax-
               Free Income Fund, Franklin Michigan
               Insured Tax-Free Fund, Franklin New
               Jersey Tax-Free Income Fund, Franklin
               Ohio Insured Tax-Free Income Fund, and
               Franklin Pennsylvania Tax-Free Income
               Fund

EX-99.n(iii)   Multiple Class Plan on behalf of          *
               Franklin High Yield Tax-Free Income Fund
               dated October 17, 2006

EX-99.n(iv)    Form of Multiple Class Plan on behalf of  *
               Franklin Arizona Tax-Free Income Fund,
               Franklin Insured Tax-Free Income Fund,
               Franklin Michigan Insured Tax-Free Fund,
               Franklin New Jersey Tax-Free Income
               Fund, and Franklin Ohio Insured Tax-Free
               Income Fund

EX-99.n(v)     Form of Multiple Class Plan on behalf of  Attached
               Franklin Federal Intermediate-Term Tax-
               Free Income Fund

EX-99.p(i)     Code of Ethics dated May 2008             *

EX-99.q(i)     Power of Attorney dated February 25,      *
               2008

 *Incorporated by Reference